Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$88,517,623.18	0.1967058	$65,137,923.13	0.1447509	$23,379,700.04
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$348,977,623.18	0.2576507	$325,597,923.13	0.2403895	$23,379,700.04

Weighted Avg. Coupon (WAC)	4.83%		4.86%
Weighted Avg. Remaining Maturity (WARM)	31.43		30.78
Pool Receivables Balance	$382,718,928.30		$358,864,713.44
Remaining Number of Receivables	43,391		40,678

Adjusted Pool Balance	$376,271,585.85		$352,891,885.81

III. COLLECTIONS

Principal:
Principal Collections	$23,467,551.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$384,617.52
Total Principal Collections	$23,852,169.10

Interest:
Interest Collections	$1,513,081.50
Late Fees & Other Charges	$45,429.46
Interest on Repurchase Principal	$-
Total Interest Collections	$1,558,510.96

Collection Account Interest	$183.13
Reserve Account Interest	$56.92
Servicer Advances	$-

Total Collections	$25,410,920.11

1of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$25,410,920.11
Reserve Account Release					$-
Total Available for Distribution					$25,410,920.11
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$318,932.44	$-	$318,932.44	$318,932.44
Collection Account Interest					$183.13
Late Fees & Other Charges					$45,429.46
Total due to Servicer					$364,545.03

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$53,110.57		$53,110.57
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$185,303.07		$185,303.07	$185,303.07

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$24,697,427.09

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$23,379,700.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,379,700.04
Class A-4 Notes				$-
Class A Notes Total:		$23,379,700.04		$23,379,700.04
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,379,700.04		$23,379,700.04

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,317,727.05

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,447,342.45
Beginning Period Amount	$6,447,342.45
Current Period Amortization	$474,514.82
Ending Period Required Amount	$5,972,827.63
Ending Period Amount	$5,972,827.63
Next Distribution Date Amount	$5,530,091.30

2of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.25%	7.73%	7.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	40,010	97.59%	$350,217,092.53
30 - 60 Days	1.33%	542	1.96%	$7,040,945.24
61 - 90 Days	0.26%	104	0.37%	$1,310,872.52
91 + Days	0.05%	22	0.08%	$295,803.15
		40,678		$358,864,713.44
Total
Delinquent Receivables 61 + days past due	0.31%	126	0.45%	$1,606,675.67
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	107	0.36%	$1,391,321.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	110	0.37%	$1,531,081.77
Three-Month Average Delinquency Ratio	0.27%		0.40%

Repossession in Current Period		29		$390,575.56
Repossession Inventory		54		$300,527.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$386,663.28
Recoveries				$(384,617.52)
Net Charge-offs for Current Period				$2,045.76

Beginning Pool Balance for Current Period				$382,718,928.30

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.07%
Net Loss Ratio for 2nd Preceding Collection Period				0.01%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$8,664,259.32
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,921,666.33
Number of Extensions				136

3of 3